Debt securities issued	12 Months Ended
Dec. 31, 2018
Debt securities issued [Abstract]
Debt securities issued
31.	Debt securities issued

Debt securities issued as of December 31, 2017 and 2018 are as follows:

	2017
	Interest rate (%)	Amount
Debt securities issued in Korean won:
Debt securities issued	0.00~8.00	~~W~~	41,781,486
Subordinated debt securities issued	2.20~4.60		3,500,401
Loss on fair value hedges			(274,047)
Discount on debt securities issued			(45,969)

			44,961,871

Debt securities issued in foreign currencies:
Debt securities issued	0.00~4.20		4,989,904
Subordinated debt securities issued	3.75~3.88		1,446,390
Loss on fair value hedges			(25,794)
Discount on debt securities issued			(31,550)

			6,378,950

		~~W~~	51,340,821

	2018
	Interest rate (%)	Amount
Debt securities issued in Korean won:
Debt securities issued	0.00~8.00	~~W~~	50,661,472
Subordinated debt securities issued	2.20~4.60		4,400,145
Loss on fair value hedges			(206,985)
Discount on debt securities issued			(84,962)

			54,769,670

Debt securities issued in foreign currencies:
Debt securities issued	0.20~4.01		6,278,680
Subordinated debt securities issued	3.75~5.00		2,271,799
Loss on fair value hedges			(55,251)
Discount on debt securities issued			(37,199)

			8,458,029

		~~W~~	63,227,699